Expense Example, No Redemption - Federated Hermes Kaufmann Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	742	1,143	1,568	2,749	258	794	1,355	2,751	258	794	1,355	2,751	224	691	1,185	2,544	158	490	845	1,845